Fair Value Measurements - Significant Inputs to the Private Warrant Valuation (Details)	Sep. 30, 2021 Y $ / shares	Jan. 29, 2021 $ / shares Y
Exercise price
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	11.50	11.50
Stock price
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	6.52	24.95
Volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.546	0.250
Remaining term in years
Class of Warrant or Right [Line Items]
Warrant liability, measurement input | Y	4.33	5.00
Risk-free rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.0094	0.0045
Dividend yield
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0	0